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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        August 5, 2004

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    4
         Form 13F Information Table Entry Total               85
         Form 13F Information Table Value Total:     $434,464 (thousands)

List of Other Included Managers:

         No.      13F File No.      Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC
         04                                 Joe Crivelli


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                             Form 13F as of 06/30/04
                     REPORTING MANAGER: RAIFF PARTNERS, INC.
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-----------------------------------------------------------------------------------------------------------------------------------
      Item 1                  Item 2    Item 3      Item 4          Item 5              Item 6           Item 7        Item 8
   Name of Issuer              Title     Cusip    Fair Market      Shares or     Investment Discretion             Voting Authority
                              of Class   Number      Value     Principal Amount               Shared
                                                                                  Sole Shared Other     Managers   Sole  Shared None
                                                                                   (A)   (B)   (C)                  (A)    (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------

AK STEEL HOLDING CORP             CS    001547108       685,100       130,000              x              1,2,3      x
ALLIANCE GAMING CORP              CS    01859P609       514,800        30,000              x             1,2,3,4     x
ANADARKO PETROLEUM                CS    032511107    10,548,000       180,000              x              1,2,3      x
AT&T WIRELESS SVCS                CS    00209A106    14,069,400       982,500              x              1,2,3      x
AXIS CAPITAL HOLDINGS             CS    G0692U109    62,200,516     2,221,447              x              1,2,3      x
BANK OF AMERICA CORP              CS    060505104     8,038,900        95,000              x              1,2,3      x
BANK ONE                          CS    06423A103    15,300,000       300,000              x              1,2,3      x
BEAZER HOMES USA INC              CS    07556Q105     3,009,300        30,000              x              1,2,3      x
BJS WHOLESALE CLUB INC            CS    05548J106     2,500,000       100,000              x              1,2,3      x
BRIGGS & STRATTON                 CS    109043109    10,381,125       117,500              x              1,2,3      x
CALPINE                           CS    131347106       162,000        37,500              x             1,2,3,4     x
CARMIKE CINEMAS INC               CS    143436400       710,100        18,000              x              1,2,3      x
CIT GROUP                         CS    125581108    13,592,950       355,000              x              1,2,3      x
COLLINS & AIKMAN CORP             CS    194830204       531,050        95,000              x              1,2,3      x
COMPASS BANCSHARES INC            CS    20449H109       322,500         7,500              x             1,2,3,4     x
CONSTELLATION BRANDS              CS    21036P108     3,156,050        85,000              x              1,2,3      x
COOPER TIRE & RUBBER              CS    216831107     3,105,000       135,000              x              1,2,3      x
COSTCO WHOLESALE                  CS    22160K105    15,236,600       370,000              x              1,2,3      x
CROWN HOLDINGS INC                CS    228368106     2,193,400       220,000              x             1,2,3,4     x
CYPRESS SEMICONDUCTOR CORP        CS    223806109       425,700        30,000              x              1,2,3      x
DOW CHEMICAL                      CS    260543103     4,070,000       100,000              x              1,2,3      x
DU PONT                           CS    263534109     9,994,500       225,000              x              1,2,3      x
ENERGIZER HOLDINGS INC            CS    29266R108     4,725,000       105,000              x              1,2,3      x
ENSCO INTERNATIONAL INC           CS    26874Q100       654,750        22,500              x             1,2,3,4     x
EXXON MOBIL                       CS    30231G102     7,771,750       175,000              x              1,2,3      x
FAIRCHILS SEMICON INTL - CL A     CS    303726103       368,325        22,500              x             1,2,3,4     x
FEDERATED DEP COM                 CS    31410H101    13,748,000       280,000              x              1,2,3      x
FOOT LOCKER INC                   CS    344849104     1,217,000        50,000              x              1,2,3      x
FOX ENTERTAINMENT GRP INC.- A     CS    35138T107     4,005,000       150,000              x              1,2,3      x
FREEPORT-MCMMORAN COPPER          CS    35671D857     6,464,250       195,000              x              1,2,3      x
FRONTLINE LTD                     CS    G3682E127     3,744,335       108,500              x              1,2,3      x
GENWORTH FINANCIAL INC            CS    37247D106     6,311,250       275,000              x              1,2,3      x
GRANT PRIDECO INC                 CS    38821G101       692,250        37,500              x             1,2,3,4     x
GROUP 1 AUTOMOTIVE INC            CS    398905109       747,225        22,500              x             1,2,3,4     x
HARTFORD FINCL SRVCS              CS    416515104    16,841,300       245,000              x              1,2,3      x
HEALTHSOUTH CORP                  CS    421924101     3,300,000       550,000              x              1,2,3      x
HOME DEPOT                        CS    437076102    10,560,000       300,000              x              1,2,3      x
HOUSEHOLD INTERNATIONAL
  10% 6/30/30 PFD                PFD    44180s207       105,400         4,000              x              1,2,3      x
HOVNANIAN ENTERPRISES             CS    442487203       652,548        18,800              x             1,2,3,4     x
IMC GLOBAL                        CS    449669100       502,500        37,500              x             1,2,3,4     x
INPUT/OUTPUT INC                  CS    457652105     1,545,256       186,400              x             1,2,3,4     x
INT'L GAME TECH                   CS    459902102     1,015,180        26,300              x             1,2,3,4     x
INT'L PAPER                       CS    460146103     8,046,000       180,000              x              1,2,3      x
INTERNATIONAL STEEL GROUP         CS    460377104     1,005,550        33,800              x             1,2,3,4     x
ISHARES TRUST                     CS    464287655     2,359,800        20,000              x              1,2,3      x
J.P. MORGAN CHASE                 CS    46625H100     8,141,700       210,000              x              1,2,3      x
KELLWOOD CO COM                   CS    488044108    12,015,445       275,900              x              1,2,3      x
KERZNER INTERNATIONAL LTD         CS    P8797T133     2,140,200        45,000              x              1,2,3      x
KMART HOLDING CORP                CS    498780105     6,799,460        94,700              x              1,2,3      x
LAKELAND INDUSTRIES INC           CS    511795106       721,800        30,000              x              1,2,3      x
LEUCADIA NATIONAL CORP            CS    527288104     1,242,500        25,000              x              1,2,3      x
LUCENT TECHNOLOGIES               CS    549463107       810,810       214,500              x             1,2,3,4     x
LYONDELL CHEMICAL COMPANY         CS    552078107     3,043,250       175,000              x              1,2,3      x
MAGNUM HUNTER RESOURCES INC       CS    55972F203     3,114,000       300,000              x              1,2,3      x
MBNA                              CS    55262L100     6,705,400       260,000              x              1,2,3      x
NEIMAN MARCUS A                   CS    640204202     6,678,000       120,000              x              1,2,3      x
NEW CENTURY FINANCIAL CORP        CS    64352D101       702,300        15,000              x             1,2,3,4     x
NEWMONT MINING                    CS    651639106       581,400        15,000              x             1,2,3,4     x
NOKIA CORP                        CS    654902204       436,200        30,000              x             1,2,3,4     x
NUCOR CORP                        CS    670346105     5,373,200        70,000              x              1,2,3      x
OMI CORP                          CS    Y6476W104     1,926,610       161,900              x             1,2,3,4     x
ORIENT EXPRESS HOTELS LTD         CS    G67743107       879,320        52,000              x              1,2,3      x
OVERNITE CORP                     CS    690322102     1,764,000        60,000              x              1,2,3      x
OXFORD INDUSTRIES INC             CS    691497309     5,662,800       130,000              x              1,2,3      x
PACIFIC SUNWEAR OF CALIF          CS    694873100     4,015,950       205,000              x              1,2,3      x
POLO RALPH LAUREN CORP            CS    731572103    16,046,810       465,800              x              1,2,3      x
PRECISION CASTPARTS CORP          CS    740189105     7,656,600       140,000              x              1,2,3      x
RALCORP HOLDINGS                  CS    751028101     3,520,000       100,000              x              1,2,3      x
REGAL ENTERTAINMENT               CS    758766109     2,986,500       165,000              x              1,2,3      x
REYNOLDS R J TOB                  CS    76182k105     6,759,000       100,000              x              1,2,3      x
RITE AID CORP COM                 CS    767754104     1,644,300       315,000              x              1,2,3      x
RPM INTERNATIONAL INC             CS    749685103     1,216,000        80,000              x              1,2,3      x
SIRIUS SATELLITE RADIO INC        CS    82966U103     1,232,000       400,000              x              1,2,3      x
STELMAR SHIPPING LTD              CS    V8726M103     1,160,250        35,000              x              1,2,3      x
SUN HEALTHCARE GROUP INC          CS    866933401       337,125        37,500              x             1,2,3,4     x
SUN MICROSYSTEMS                  CS    866810104       703,192       162,400              x             1,2,3,4     x
SYNTROLEUM CORP                   CS    871630109       248,250        37,500              x             1,2,3,4     x
TAIWAN SEMICONDUCTOR-SP ADR       CS    874039100     2,119,054       255,000              x              1,2,3      x
THE BOMBAY COMPANY INC            CS    097924104     2,722,946       444,200              x              1,2,3      x
TIDEWATER INC                     CS    886423102       447,000        15,000              x             1,2,3,4     x
UNIVERSAL HEALTH REALTY           CS    91359e105        31,570         1,100              x              1,2,3      x
US STEEL                          CS    912909108     9,482,400       270,000              x              1,2,3      x
VALERO ENERGY CORP                CS    91913Y100    15,120,800       205,000              x              1,2,3      x
VIACOM INC CL B                   CS    925524308     3,572,000       100,000              x              1,2,3      x
WEYERHAEUSER                      CS    962166104     7,574,400       120,000              x              1,2,3      x
                                                                                                                     x

TOTAL PORTFOLIO                                     434,464,202    14,847,247
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